PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 4.9%
Airbus SE (France)	54,001	$6,420,854
Raytheon Technologies Corp.	27,594	2,784,787
		9,205,641
Automobiles 1.4%
General Motors Co.	75,998	2,556,573
Banks 10.1%
Bank of America Corp.	146,634	4,856,518
JPMorgan Chase & Co.	45,309	6,075,937
PNC Financial Services Group, Inc. (The)	26,077	4,118,601
Truist Financial Corp.	89,826	3,865,213
		18,916,269
Biotechnology 3.4%
AbbVie, Inc.	39,673	6,411,554
Building Products 3.3%
Johnson Controls International PLC	95,843	6,133,952
Capital Markets 3.5%
Blackstone, Inc.	17,807	1,321,101
Goldman Sachs Group, Inc. (The)	15,453	5,306,251
		6,627,352
Chemicals 3.0%
Linde PLC (United Kingdom)	17,459	5,694,777
Containers & Packaging 1.8%
Crown Holdings, Inc.	41,046	3,374,392
Electric Utilities 2.2%
NextEra Energy, Inc.	50,378	4,211,601
Food & Staples Retailing 4.3%
Walmart, Inc.	56,657	8,033,396
Health Care Providers & Services 1.4%
Centene Corp.*	31,540	2,586,595

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.8%
McDonald’s Corp.	20,302	$5,350,186
Insurance 8.0%
Chubb Ltd.	39,071	8,619,063
MetLife, Inc.	89,093	6,447,660
		15,066,723
Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	61,142	5,394,559
Life Sciences Tools & Services 2.4%
Danaher Corp.	16,827	4,466,222
Machinery 1.8%
Deere & Co.	7,730	3,314,315
Multi-Utilities 2.7%
Ameren Corp.	58,306	5,184,569
Oil, Gas & Consumable Fuels 10.6%
ConocoPhillips	168,445	19,876,510
Pharmaceuticals 13.6%
AstraZeneca PLC (United Kingdom), ADR	119,748	8,118,914
Bristol-Myers Squibb Co.	84,829	6,103,447
Eli Lilly & Co.	30,962	11,327,138
		25,549,499
Road & Rail 3.3%
Union Pacific Corp.	30,181	6,249,580
Semiconductors & Semiconductor Equipment 7.0%
Broadcom, Inc.	6,509	3,639,377
Lam Research Corp.	8,025	3,372,907
NXP Semiconductors NV (China)	20,054	3,169,134
QUALCOMM, Inc.	27,671	3,042,150
		13,223,568

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 4.9%
Microsoft Corp.	29,039	$6,964,133
Salesforce, Inc.*	16,670	2,210,275
		9,174,408

Total Long-Term Investments (cost $140,971,633)		186,602,241

Short-Term Investments 0.7%
Affiliated Mutual Fund 0.0%
PGIM Institutional Money Market Fund (cost $1,169)(b)(we)	1,170	1,169
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,223,444)	1,223,444	1,223,444

Total Short-Term Investments (cost $1,224,613)		1,224,613

TOTAL INVESTMENTS 100.0% (cost $142,196,246)		187,826,854
Liabilities in excess of other assets (0.0)%		(1,985)

Net Assets 100.0%		$187,824,869

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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